Shareholders' equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Shareholders' equity
17.
Shareholders’ equity
17.1.
Issued capital

The total share capital is as follows:

	December 31, 2024	December 31, 2023
Number of ordinary nominative shares	184,813,974	184,027,008
Par value	0.0001	0.0001
Total issued capital	18	18

In July 2021, within the completion of the IPO, each of the existing shares (common shares) were converted into Class A or Class B shares. Therefore, the Company now has two classes of common shares: Class A common shares and Class B common shares. The rights of Class A common shares and Class B common shares holders are identical, except to voting, conversion, and transfer restrictions applicable to the Class B common shares. Each Class A common share is entitled to one vote. Each Class B common share is entitled to 10 votes and convertible into one Class A common share as provided in the Articles of Association. Holders of Class A common shares and Class B common shares vote together as a single class on all matters unless otherwise required by law.

In 2024 the Group canceled 1,763,054 Class A shares (7,469,870 in 2023 and 3,206,936 in 2022), as a result of the share repurchase program. See note 17.2 (b) for more information.

17.2.
Capital reserve
a.
Share repurchase program

On August 08, 2022, the Board of Directors authorized the repurchase of shares of the Company's Class A common shares for an aggregate consideration of up to US$30 million with an expiration date of August 08, 2023. In 2023, 3,719,860 Class A common shares were repurchased in this program, for the amount of US$15,169. In 2022, 3,287,960 Class A common shares were repurchased for the amount of US$12,798.

On August 3, 2023, the Board of Directors authorized the renewal of the Company’s repurchase program for an aggregate consideration of up to US$20 million with an expiration date of August 10, 2024. In 2023, 3,668,986 Class A common shares were repurchased in this program, for the amount of US$20,074.

On December 3, 2024, the Board of Directors authorized the repurchase of shares of the Company's Class A common shares for an aggregate consideration of up to US$30 million with an expiration date of December 2, 2025. The new share repurchase program does not obligate the Company to acquire any amount of common shares, and it may be suspended or discontinued at any time at the Company's discretion. The timing and amount of shares repurchased (if any) will be determined by the Company’s management based on its evaluation of market conditions, applicable legal requirements and other factors. In 2024, 1,836,638 Class A common shares were repurchased for the amount of US$11,202.

Repurchases under the Company's program may be made from time to time in open market or privately negotiated transactions in accordance with applicable laws, including the Securities and Exchange Commission Rule 10b-18. The timing of repurchases will depend on factors including market conditions and prices, the Company’s liquidity requirements and alternative uses of capital.

The share repurchase program could be suspended from time to time or discontinued, and there is no assurance as to the number of shares that will be repurchased under the program or that there will be any repurchases. The timing and amount of shares repurchased (if any) will be determined by the Company’s management based on its evaluation of market conditions, applicable legal requirements and other factors. Repurchases may also be made under a Rule 10b5-1 plan. Any repurchased shares may be canceled or remain available for use in connection with its equity incentive plans and for other corporate purposes.

On December 31, 2024, the Company holds 72,584 shares in treasury (nil in 2023 and 81,024 in 2022).

b.
Share-based payment

The Group has equity-settled compensation plans. Refer to note 23 for additional details.

c.
Transactions with non-controlling interests

In 2024, the Group’s interest in Loja Integrada went from 98.69% to 97.58%, due to the issue of shares from the exercise of stock options and RSUs vestings, impacting the equity attributable to non-controlling interests in US$21 . The carrying amount of Loja Integrada net assets in the Group’s consolidated financial statements on December 31, 2024 was US$2,325 (December 31, 2023 – US$2,941).

d.
Other reserves

Exchange differences arising on translation of the foreign-controlled entities are recognized in other comprehensive income, as described in note 2.4. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.